Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties

5. Transactions with Related Parties

In November 2020 and August 2019 the Partnership completed the process of changing the manager of its Capesize bulk carrier, M/V Cape Agamemnon and its then ten container vessels respectively, from Capital Ship Management Corp. (“CSM”) to Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who is the chairman of the Partnership’s sponsor, Capital Maritime & Trading Corp. (“CMTC”). The agreement with Capital-Executive has the same terms and conditions of our floating fee management agreement with CSM. In January, 2020 the Partnership acquired from CMTC the shares of the companies owning the M/V Athenian, the M/V Athos and the M/V Aristomenis (Note 6). Each of these three owing companies entered into a floating fee management agreement with Capital-Executive.

In connection with the DSS transaction (Note 1) in March 2019 the Partnership and CSM agreed to terminate the commercial and technical management agreement, dated as of March 17, 2010, between them as all vessels covered by this agreement were spun off as part of Diamond S; and agreed to amend the floating rate management agreement, dated June 10, 2011, between them to reflect that all tankers vessels owned by the Partnership, were part of its Tanker Business which spun off would no longer be managed under this agreement.

The Partnership and its subsidiaries have related party transactions with CSM, Capital-Executive (collectively the “Managers”) and the Partnership’s general partner, Capital GP L.L.C. (“CGP”) arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2020, 2019 and 2018 management fees under the management agreements amounted to $4,976, $3,917 and $4,221, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income / (loss).

2. Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income / (loss). In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016 and 2019, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the years ended December 31, 2020, 2019 and 2018 such fees amounted to $1,880, $1,880 and $1,688, respectively, and are included in “General and administrative expenses” in the consolidated statements of comprehensive income / (loss).

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2020	As of December 31, 2019
Liabilities:
CSM – payments on behalf of the Partnership (a)	$1,040	$3,151
Management fee payable to CSM (b)	25	55
Capital-Executive – payments on behalf of the Partnership (a)	1,765	1,745
Management fee payable to Capital-Executive (b)	427	305
Due to related parties	$3,257	$5,256

Consolidated Statements of Comprehensive Income / (Loss)	For the years ended December 31,
	2020	2019	2018
Revenues (c)	$—	$—	$701
Vessel operating expenses	4,976	3,917	4,221
General and administrative expenses (d)	2,049	2,146	1,922

(a) Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(b) Management fee payable to Managers: The amount outstanding as of December 31, 2020 and 2019 represents the management fee payable to the Managers under the management agreements between the Partnership and the Managers.

(c) Revenues: During 2020 and 2019 no charter agreement with CMTC and its subsidiaries existed. The following table includes information regarding the charter agreements included in continuing operations that were in place between the Partnership and CMTC and its subsidiaries during 2018.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination	Gross (Net) Daily Hire Rate
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)

(d) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.